787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 29, 2014

VIA EDGAR

Ms. Monique Botkin

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds

File Nos. 333-153445 and 811-22235

Post-Effective Amendment No. 70

Dear Ms. Botkin

On behalf of the AQR Multi-Strategy Alternative Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund (each, a “Fund,” and together, the “Funds”), each a series of AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 70 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on April 30, 2014. We have reviewed the Amendment and represent that it does not contain disclosure which would render the Amendment ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Fund’s responses to the telephonic comments provided by you on behalf of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Friday, April 11, 2014 and Tuesday, April 15, 2014, regarding Post-Effective Amendment No. 65 to the Trust’s Registration Statement filed with the Commission on February 28, 2014 (“PEA 65”). It is our understanding that the comments regarding the “Performance of Related Funds and Accounts” section of the Funds’ prospectus (the “Related Performance Comments”) apply to both PEA 65 and Post-Effective Amendment No. 67 to the Trust’s Registration Statement filed with the Commission on March 27, 2014 for the AQR Global Macro Fund. The Staff’s Related Performance Comments were discussed further with (i) Keith O’Connell and you on Tuesday, April

NEW YORK    WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

22, 2014 and (ii) Brent Fields, Keith O’Connell and you on Wednesday, April 23, 2014. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set out in the Registration Statement.

Summary Prospectuses

All Funds

Comment 1	Fee Table. Please confirm that all expenses associated with short sales will be included in the fee table.

Response	Each Fund confirms that if it engages in short sales and information on expenses associated with short sales is available or reasonably estimable, this information will be included under the “Other Expenses” line of the fee table.

AQR Multi-Strategy Alternative Fund and AQR Managed Futures Strategy HV Fund

Comment 2	Principal Investment Strategies. Please include risk disclosure for exchange traded notes as a principal risk if exchange traded notes are included in each Fund’s principal investment strategies section.

Response	Risk disclosure on exchange traded notes has been added to the Commodities Risk factor in each Fund’s summary and statutory prospectuses.

Statutory Prospectus

All Funds

Comment 3	Please confirm that to the extent a Fund will engage in writing a total return swap (“TRS”), the Fund will cover the full notional amount of the TRS.

Response	The term “writing” does not have applicability for TRS the way it does for option-writing, for example. A TRS is a bilateral agreement where the Fund arranges with a counterparty a means of obtaining the performance of a security or other instrument or group of securities or other instruments. The terms of the arrangement are reflected in a contract where the Fund could either owe money to the counterparty or be owed money by the counterparty, depending on the change in value of the underlying instrument. The TRS can be structured to provide the Fund with either long or short exposure to the underlying instrument.

TRS contracts are marked to market daily under the terms of the collateral agreement between the Fund and a counterparty that reflect the increase or decrease in value of the underlying security or instrument on the relevant day.

For cash-settled TRS, the Fund will be obligated to deliver to the counterparty (i) an amount that will not exceed the mark-to-market value when the Fund’s position under the TRS is “out-of-the-money” (i.e., when the value of the underlying instrument has declined where the Fund has obtained long exposure or increased where the Fund has obtained short exposure, thus creating a payment obligation from the Fund to the counterparty) and (ii) nothing when the mark-to-market value of the Fund’s position under the TRS is “in-the-money” (i.e., where the counterparty has a payment obligation to the Fund equal to the mark-to-market value of the Fund’s position under the TRS). For cash-settled TRS, therefore, the Fund will cover or segregate assets equal to the value of the Fund’s obligation under the contract. For TRS with physical settlement entered into by the Fund (i.e., a TRS under which the Fund could owe the notional amount of the contract), the Fund will cover or segregate assets equal to the notional amount of the contract.

Comment 4	Please confirm that to the extent a Fund will engage in writing a credit default swap (“CDS”), the Fund will cover the full notional amount of the swap.

Response	The Fund is not aware of a formal Staff position regarding the segregation requirements for cash-settled, single-name CDS or index-based CDS, where the fund is the protection seller. Despite this absence of formal guidance or other law or regulation explicitly addressing this situation, the Adviser and the Fund take informal guidance by the Staff seriously. Therefore, in light of the Staff’s views, where the Fund is the protection seller it will segregate or cover the notional amount of the CDS. The Fund reserves the right to modify this approach in the future in the event that industry practice changes, such as in the event that the Staff or Commission publishes guidance in this area that is inconsistent with this approach.

Comment 5	Performance of Related Funds and Accounts. Please confirm and disclose that the Accounts comprising each Fund’s composite are substantially similar to the Fund, although they target different levels of volatility, and confirm the basis for such conclusion. Please advise the Staff as to the differences in leverage employed by each Fund and its related Accounts. Please explain why it is necessary to show two Composites for each of the AQR Multi-Strategy Alternative Fund and the AQR Managed Futures Strategy HV Fund if the Accounts comprising each Composite are substantially similar to the relevant Fund.

Response	In previous filings, the Funds and other series of the Trust have disclosed related performance of substantially similar funds or accounts (the “Accounts”) in an attempt to comply with the requirements of Commodity Futures Trading Commission (“CFTC”) Rule 4.12(c)(3)(i). This rule requires an adviser to a fund with less than a three-year operating history, who is not relying on CFTC Rule 4.5 with respect to the fund and therefore is a registered commodity pool operator of the fund, to have the fund’s registration statement disclose the performance of all accounts and pools that are managed by the adviser and that have investment objectives, policies, and strategies substantially similar to those of the fund, provided that the related performance disclosure complies with the 1940 Act, the Securities Act, the Securities Exchange Act of 1934, the regulations promulgated under these statutes, and any guidance issued by the Commission or any division thereof. In IM Guidance Update No. 2013-05, the Staff noted that it has previously expressed the view that a fund may include in its prospectus information concerning the performance of private accounts and other funds managed by the fund’s adviser that have substantially similar investment objectives, policies, and strategies to the fund, provided that the information is not presented in a misleading manner and does not obscure or impede understanding of information that is required to be included in the fund’s prospectus (including the fund’s own performance information). The Staff cited in part to the no-action letter issued by the Staff to Nicholas-Applegate Mutual Funds on August 6, 1996 (“Nicholas-Applegate”) for this position. The Staff also emphasized that a fund that includes in its registration statement information concerning the performance of private accounts or other funds managed by the fund’s adviser is responsible for ensuring that the information is not materially misleading. The Funds are not aware of any published guidance from the SEC or its Staff taking the position that funds that target different volatility levels or employ different degrees of leverage, but which otherwise have the same investment objectives, policies and strategies, are not substantially similar within the meaning of Nicholas-Applegate. As a result, when evaluating which Accounts to include in the related performance disclosure required by CFTC Rule 4.12(c)(3)(i), the Funds initially determined that an Account that otherwise has the same investment objectives, policies and strategies as a Fund, but which targets a different volatility level than the Fund, would be a substantially similar account within the meaning of Nicholas-Applegate. In order to prevent the related performance disclosure of these Accounts from being misleading, the Funds included disclosure highlighting the differences in target volatility levels between a Fund and its Composite and provided an explanation of how performance could differ between Funds and Composites that target different volatility levels in up and down markets.

However, in light of the Staff’s Related Performance Comments and our conversations with the Staff regarding the Related Performance Comments, the Funds have reconsidered their initial determination that a Fund and an Account that are otherwise managed with the same investment objectives, policies and strategies, but which target a different volatility level, are substantially similar within the meaning of Nicholas-Applegate and have concluded that Composites and Accounts that target a different volatility level than the subject series of the Trust are not substantially similar. The series of the Trust reserve the right to modify this approach in the future in the event that industry practice or regulatory guidance evolves. Consequently, all related performance disclosure has been removed from this Registration Statement since the Adviser does not currently manage Accounts with otherwise substantially similar investment objectives, policies and strategies that target the same volatility level as the applicable series of the Trust included in the filing, and therefore does not currently manage Accounts determined by the Adviser to be substantially similar to the applicable series of the Trust within the meaning of Nicholas-Applegate.

Comment 6	Performance of Related Funds and Accounts. Please deduct all fees and expenses (other than custody fees) from the net of fee performance numbers in the Prior Performance of Similar Accounts table.

Response	As the filing does not include related performance, this comment is now moot.

Comment 7	Performance of Related Funds and Accounts. Please explain the meaning of the term “representative” in the context of “net of representative investment advisory fees.”

Response	As the filing does not include related performance, this comment is now moot.

Comment 8	Performance of Related Funds and Accounts. Please explain why the phrase “higher/lower” is bracketed.

Response	As the filing does not include related performance, this comment is now moot.

Comment 9	Performance of Related Funds and Accounts. If the standardized SEC method for calculating performance of registered investment companies is not used, please disclose that the calculation differs from the SEC method.

Response	As the filing does not include related performance, this comment is now moot.

Comment 10	Performance of Related Funds and Accounts. Please also include in the Composites any Accounts with less than one calendar year of performance.

Response	As the filing does not include related performance, this comment is now moot.

Cayman Subsidiary of Each Fund

All Funds

Comment 11	Please disclose that the Subsidiary will comply with the requirements of Section 8 of the 1940 Act relating to investment policies, and with Section 18 of the 1940 Act relating to capital structure and leverage.

Response	The Principal Investment Strategies section of the prospectus discloses that, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Principal Investment Strategies section of the prospectus also discloses that the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. Each Fund respectfully declines to add additional disclosure.

Comment 12	Please disclose whether the Subsidiary will enter into an investment advisory agreement pursuant to the requirements of Section 15(a) of the 1940 Act and whether each adviser to the Subsidiary will enter into investment advisory contracts with the Subsidiary in addition to the Fund.

Response	The Adviser provides investment advisory and administration services to each Subsidiary under separate agreements that do not provide for an investment advisory fee. No other persons provide investment advisory services to the Subsidiary. Since each Subsidiary is not required to be registered as an investment company, it is not required to enter into an advisory agreement that complies with Section 15(a). Nonetheless, the agreements generally comply with Section 15(a), except that the agreements were not initially approved by the Board of Trustees of the Trust; however, (i) the agreements were initially approved by the Board of Directors of the Subsidiary, and (ii) both the Board of the Trust and the Board of the Subsidiary approve annual continuations of the agreements. The compensation under each Subsidiary’s advisory agreement cannot be increased without approval of the Fund’s Board and, if required by the 1940 Act, a majority of the outstanding voting securities of the Fund (as defined in Section 2(a)(42) of the 1940 Act). The agreement with each Subsidiary provides that it may be amended only if such amendment is specifically approved by the vote of the Board of Directors of the Subsidiary and the Board of Trustees of the Fund, including a majority of those Trustees who are not parties to the agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval and, where required by the 1940 Act, by a vote of a majority of the outstanding voting securities of the Fund. The “Management of the Fund” section of the prospectus discloses that the Adviser also serves as the investment advisor to each Subsidiary, pursuant to a separate investment advisory agreement with each entity, and that the Adviser does not receive additional compensation for its management of the Subsidiary. The Funds respectfully declines to add additional disclosure.

Comment 13	Part C – Please attach the Investment Advisory Agreement between the Subsidiary and the Adviser as an exhibit pursuant to Item 28(h) of Form N-1A.

Response	Each Fund respectfully declines to make this change. Each Fund is not a party to the agreement and, more importantly, the agreement is not a material agreement for the Fund. The Fund’s investment management agreement authorizes the Adviser to invest and reinvest the assets of the Fund, including in securities of foreign corporations, and pays the Adviser compensation for these services. The investment advisory agreements between each Subsidiary and the Adviser do not provide additional compensation to any person, including the Adviser and its affiliates. Each Subsidiary is, in effect, akin to an account created through which specific investments are made pursuant to authority contained in the applicable Fund’s investment management agreement with the Adviser.

Comment 14	Please disclose whether the Subsidiary will comply with the requirements of Section 17 of the 1940 Act relating to affiliated transactions and custody. Please disclose the Subsidiary’s custodian.

Response	Each Fund confirms that the Subsidiary will comply with the requirements of Section 17 relating to affiliated transactions and custody. The Principal Investment Strategies section of each Fund’s prospectus states that the Subsidiary will follow the same compliance policies and procedures as the Fund. These include policies and procedures related to the requirements of Section 17. The custodian for the Subsidiary is disclosed in the “Investment Advisory and Other Services – Custodian” subsection of the SAI. The Funds respectfully declines to add additional disclosure.

Comment 15	Please disclose: (1) whether the Fund has received a private letter ruling (“PLR”) from the Internal Revenue Service (“IRS”) stating that undistributed income derived from the Subsidiary is qualifying income, and (2) if the Fund has not received a private letter ruling, its basis for determining that such undistributed income is qualifying income, such as an opinion of counsel.

Response	Each Fund has not received a PLR from the IRS. Each Fund has received advice from counsel that income and gains to be derived by the Fund and its investment in the Subsidiary should constitute qualifying income to the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended. Each Fund discloses that it has requested, but not received, a PLR, along with the tax implications of its investment in the Subsidiary under the “Tax Risk” in the Principal Risks section of the Fund’s prospectus.

Comment 16	Disclose, as appropriate, whether any of the Subsidiary’s principal investment strategies or principal risks constitute principal investment strategies or risks of the Fund. The principal investment strategies and principal risk disclosures of a Fund that invests in a Subsidiary should reflect aggregate operations of the Fund and the Subsidiary.

Response	Each Fund confirms that the principal investment strategies and principal risk disclosures of the Fund reflect the aggregate operations of the Fund and the Subsidiary. The Principal Investment Strategies section discloses that, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. In addition, risks related to the Subsidiary are disclosed under the “Subsidiary Risk” and “Commodities Risk” disclosure, among other risk factors.

Comment 17	Please confirm that the financials of the Subsidiary will be consolidated with the Fund’s financials.

Response	Each Fund confirms that the Subsidiary’s financial statements will be consolidated with the audited financial statements of the Fund and included in the Fund’s annual reports to Fund shareholders.

Comment 18	Please confirm that the expenses of the Subsidiary will be included in the Fund’s fee table.

Response	Each Fund confirms that the Subsidiary’s expenses will be included in the Fund’s fee table under “Other Expenses.”

Comment 19	Please confirm that expenses of pooled investment vehicles in which the Subsidiary invests that are private funds will be included in the Acquired Fund Fees and Expenses (“AFFE”) subpart of the Other Expenses line of the Fund’s fee table.

Response	Each Fund has no current intention to use the Subsidiary to invest in pooled investment vehicles that are private funds. If a Fund uses the Subsidiary to invest in pooled investment vehicles that are private funds, the Fund confirms that once it is operating and information on expenses associated with investments through the Subsidiary in pooled investment vehicles that are private funds is available, or reasonably estimable, this information will be included in future filings under the AFFE line of the fee table.

Comment 20	Correspondence. Please confirm that the Subsidiary and its Board of Directors will designate an agent for service of process in the United States.

Response	Each Fund confirms that the Subsidiary and its Board of Directors has done so.

Comment 21	Please confirm that the Subsidiary and its Board of Directors will agree to inspection of the Subsidiary’s books and records by the Staff.

Response	Each Fund confirms that the Subsidiary and its Board of Directors will do so.

Comment 22	Please confirm that the Subsidiary’s Board of Directors will sign the Fund’s registration statement.

Response	Each Fund confirms that the Subsidiary’s Board of Directors will sign the Fund’s registration statement with respect only to information that specifically relates to the Subsidiary.

*   *   *   *   *   *   *   *   *   *

The Funds acknowledge that they are responsible for the adequacy and accuracy of the disclosure in their documents, acknowledge that the Commission is not foreclosed by its comment process from taking any action with respect to the Funds’ documents, and represent that they will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Funds.

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek
Ryan P. Brizek

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

Rose F. DiMartino, Esq.